Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Touchstone Strategic Trust
Entity Central Index Key	0000711080
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000231973 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS R6
Trading Symbol	TVLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class R6 shares performance was 18.63% for the reporting period.
Markets made new all-time highs once more, driven by an unprecedented capital spending investment into artificial intelligence (AI). This continued to create a narrow market environment, with AI-exposed winners and generally expensive stocks leading the move higher. As of period end, uncertainty remained high as to the sustainability of such spending. Fund performance, while strong on an absolute basis, was challenged on a relative basis as a result of maintaining our valuation discipline and limited exposure to certain areas of the semiconductor industry.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector stocks	Positive	Strong stock selection boosted performance as demand for solutions for data centers continued to grow.
Communication Services sector stocks	Positive	Stock selection aided performance driven by strong results across Alphabet Inc.’s broad range of businesses including Cloud and Search.
Information Technology sector stocks	Negative	Weak stock performance among the Fund’s Information Technology exposure accounted for nearly all of the total underperformance for the period.
Health Care sector stocks	Negative	Headwinds from rising memory input prices weighed on GE Healthcare Technologies Inc., pressuring shares despite solid demand and otherwise solid results.
Over the past year, the Fund shifted to being overweight Financials and Communication Services sectors, the latter because of a large reduction in the Russell 1000® Value Index weight. The Fund reduced its exposure to Consumer Discretionary sector, moving underweight, and added to Information Technology sector, but remained underweight given the large increase in Russell 1000® Value Index weight.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	18.63%	10.67%	11.74%
Bloomberg US 3000 Index[2]	23.15%	12.24%	15.07%
Bloomberg US 1000 Value Index[3]	26.20%	11.73%	12.00%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 28, 2021.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.

Performance Inception Date	Oct. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 612,527,236
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,500,274
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$612,527,236
Total number of portfolio holdings	53
Total advisory fees paid	$3,500,274
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.6%
Information Technology	13.9%
Health Care	11.9%
Utilities	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Energy	7.4%
Materials	6.1%
Consumer Staples	4.1%
Communication Services	3.5%
Real Estate	3.3%
Short-Term Investment Funds	1.8%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000109288 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Institutional Class shares performance was 18.67% for the reporting period.
Markets made new all-time highs once more, driven by an unprecedented capital spending investment into artificial intelligence (AI). This continued to create a narrow market environment, with AI-exposed winners and generally expensive stocks leading the move higher. As of period end, uncertainty remained high as to the sustainability of such spending. Fund performance, while strong on an absolute basis, was challenged on a relative basis as a result of maintaining our valuation discipline and limited exposure to certain areas of the semiconductor industry.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector stocks	Positive	Strong stock selection boosted performance as demand for solutions for data centers continued to grow.
Communication Services sector stocks	Positive	Stock selection aided performance driven by strong results across Alphabet Inc.’s broad range of businesses including Cloud and Search.
Information Technology sector stocks	Negative	Weak stock performance among the Fund’s Information Technology exposure accounted for nearly all of the total underperformance for the period.
Health Care sector stocks	Negative	Headwinds from rising memory input prices weighed on GE Healthcare Technologies Inc., pressuring shares despite solid demand and otherwise solid results.
Over the past year, the Fund shifted to being overweight Financials and Communication Services sectors, the latter because of a large reduction in the Russell 1000® Value Index weight. The Fund reduced its exposure to Consumer Discretionary sector, moving underweight, and added to Information Technology sector, but remained underweight given the large increase in Russell 1000® Value Index weight.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	18.67%	10.62%	11.80%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Value Index[2]	26.20%	11.73%	12.00%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 612,527,236
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,500,274
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$612,527,236
Total number of portfolio holdings	53
Total advisory fees paid	$3,500,274
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.6%
Information Technology	13.9%
Health Care	11.9%
Utilities	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Energy	7.4%
Materials	6.1%
Consumer Staples	4.1%
Communication Services	3.5%
Real Estate	3.3%
Short-Term Investment Funds	1.8%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000109289 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS Y
Trading Symbol	TVLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class Y shares performance was 18.51% for the reporting period.
Markets made new all-time highs once more, driven by an unprecedented capital spending investment into artificial intelligence (AI). This continued to create a narrow market environment, with AI-exposed winners and generally expensive stocks leading the move higher. As of period end, uncertainty remained high as to the sustainability of such spending. Fund performance, while strong on an absolute basis, was challenged on a relative basis as a result of maintaining our valuation discipline and limited exposure to certain areas of the semiconductor industry.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector stocks	Positive	Strong stock selection boosted performance as demand for solutions for data centers continued to grow.
Communication Services sector stocks	Positive	Stock selection aided performance driven by strong results across Alphabet Inc.’s broad range of businesses including Cloud and Search.
Information Technology sector stocks	Negative	Weak stock performance among the Fund’s Information Technology exposure accounted for nearly all of the total underperformance for the period.
Health Care sector stocks	Negative	Headwinds from rising memory input prices weighed on GE Healthcare Technologies Inc., pressuring shares despite solid demand and otherwise solid results.
Over the past year, the Fund shifted to being overweight Financials and Communication Services sectors, the latter because of a large reduction in the Russell 1000® Value Index weight. The Fund reduced its exposure to Consumer Discretionary sector, moving underweight, and added to Information Technology sector, but remained underweight given the large increase in Russell 1000® Value Index weight.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	18.51%	10.47%	11.64%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Value Index[2]	26.20%	11.73%	12.00%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 612,527,236
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,500,274
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$612,527,236
Total number of portfolio holdings	53
Total advisory fees paid	$3,500,274
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.6%
Information Technology	13.9%
Health Care	11.9%
Utilities	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Energy	7.4%
Materials	6.1%
Consumer Staples	4.1%
Communication Services	3.5%
Real Estate	3.3%
Short-Term Investment Funds	1.8%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000109287 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS C
Trading Symbol	TVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.76%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class C shares performance was 17.31% (excluding sales loads) for the reporting period.
Markets made new all-time highs once more, driven by an unprecedented capital spending investment into artificial intelligence (AI). This continued to create a narrow market environment, with AI-exposed winners and generally expensive stocks leading the move higher. As of period end, uncertainty remained high as to the sustainability of such spending. Fund performance, while strong on an absolute basis, was challenged on a relative basis as a result of maintaining our valuation discipline and limited exposure to certain areas of the semiconductor industry.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector stocks	Positive	Strong stock selection boosted performance as demand for solutions for data centers continued to grow.
Communication Services sector stocks	Positive	Stock selection aided performance driven by strong results across Alphabet Inc.’s broad range of businesses including Cloud and Search.
Information Technology sector stocks	Negative	Weak stock performance among the Fund’s Information Technology exposure accounted for nearly all of the total underperformance for the period.
Health Care sector stocks	Negative	Headwinds from rising memory input prices weighed on GE Healthcare Technologies Inc., pressuring shares despite solid demand and otherwise solid results.
Over the past year, the Fund shifted to being overweight Financials and Communication Services sectors, the latter because of a large reduction in the Russell 1000® Value Index weight. The Fund reduced its exposure to Consumer Discretionary sector, moving underweight, and added to Information Technology sector, but remained underweight given the large increase in Russell 1000® Value Index weight.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	16.31%	9.36%	10.68%
Class C - excluding sales load	17.31%	9.36%	10.68%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Value Index[2]	26.20%	11.73%	12.00%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 612,527,236
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,500,274
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$612,527,236
Total number of portfolio holdings	53
Total advisory fees paid	$3,500,274
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.6%
Information Technology	13.9%
Health Care	11.9%
Utilities	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Energy	7.4%
Materials	6.1%
Consumer Staples	4.1%
Communication Services	3.5%
Real Estate	3.3%
Short-Term Investment Funds	1.8%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000109286 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Value Fund
Class Name	CLASS A
Trading Symbol	TVLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class A shares performance was 18.16% (excluding sales loads) for the reporting period.
Markets made new all-time highs once more, driven by an unprecedented capital spending investment into artificial intelligence (AI). This continued to create a narrow market environment, with AI-exposed winners and generally expensive stocks leading the move higher. As of period end, uncertainty remained high as to the sustainability of such spending. Fund performance, while strong on an absolute basis, was challenged on a relative basis as a result of maintaining our valuation discipline and limited exposure to certain areas of the semiconductor industry.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector stocks	Positive	Strong stock selection boosted performance as demand for solutions for data centers continued to grow.
Communication Services sector stocks	Positive	Stock selection aided performance driven by strong results across Alphabet Inc.’s broad range of businesses including Cloud and Search.
Information Technology sector stocks	Negative	Weak stock performance among the Fund’s Information Technology exposure accounted for nearly all of the total underperformance for the period.
Health Care sector stocks	Negative	Headwinds from rising memory input prices weighed on GE Healthcare Technologies Inc., pressuring shares despite solid demand and otherwise solid results.
Over the past year, the Fund shifted to being overweight Financials and Communication Services sectors, the latter because of a large reduction in the Russell 1000® Value Index weight. The Fund reduced its exposure to Consumer Discretionary sector, moving underweight, and added to Information Technology sector, but remained underweight given the large increase in Russell 1000® Value Index weight.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	12.23%	9.07%	10.69%
Class A - excluding sales load	18.16%	10.19%	11.35%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Value Index[2]	26.20%	11.73%	12.00%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 612,527,236
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,500,274
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$612,527,236
Total number of portfolio holdings	53
Total advisory fees paid	$3,500,274
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.6%
Information Technology	13.9%
Health Care	11.9%
Utilities	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Energy	7.4%
Materials	6.1%
Consumer Staples	4.1%
Communication Services	3.5%
Real Estate	3.3%
Short-Term Investment Funds	1.8%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000143754 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS A
Trading Symbol	TACLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.04%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class A shares performance was 17.61% (excluding sales loads) for the reporting period.
Over the reporting period, Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. Large companies posted lower gains. Growth and Value factors were mixed.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials Overweight and Information Technology Underweight	Negative	The Fund's overweight position in Financials and underweight position in Information Technology were negative contributors to relative performance relative to the Bloomberg US 1000® Index.
Communication Services and Information Technology Stocks	Positive	Stock selection overall contributed to performance over the reporting period. Communication Services and Information Technology sectors, led by Alphabet Inc. and Entegris Inc., respectively, which were among the largest contributors to relative performance.
Volatility Underweight	Negative	The Fund’s lower-beta positioning detracted from relative performance over the reporting period. The market strongly favored the highest-beta stocks, while the Fund maintained a significant underweight to that segment and higher exposure to lower-beta businesses. This positioning weighed on returns as investors rewarded more speculative, higher-risk companies.
Momentum and Volatility Factor Underweight	Negative	Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. We were generally over indexed to Quality and Yield (shareholder yield) factors and under indexed to Momentum and Volatility factors, which detracted from relative performance.
Growth Factors	Negative	Growth factors had positive impact on the Russell 1000® Index over the period. The Fund was generally underweighted to Growth, which detracted from relative performance.
During the reporting period, the Fund established new positions in Equitable Holdings, Inc. (Financials sector) and Dominion Energy, Inc. (Utilities sector), and added to Norfolk Southern Corp. (Industrials sector), Chubb Limited (Financials sector), Martin Marietta Materials, Inc. (Materials sector), and Republic Services, Inc. (Industrials sector). The Fund sold Bruker Corporation (Health Care sector), Fiserv, Inc. (Financials sector), and Equitable Holdings Inc., and trimmed Alphabet Inc. (Communication Services sector), Starbucks Corporation (Consumer Discretionary sector), and The Charles Schwab Corporation (Financials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	11.72%	6.70%	9.86%
Class A - excluding sales load	17.61%	7.79%	10.51%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 323,859,439
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,852,966
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$323,859,439
Total number of portfolio holdings	29
Total advisory fees paid	$1,852,966
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.9%
Information Technology	18.1%
Industrials	16.5%
Materials	11.0%
Communication Services	9.0%
Consumer Staples	7.0%
Consumer Discretionary	4.9%
Utilities	4.0%
Health Care	2.7%
Energy	2.2%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

C000143755 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS C
Trading Symbol	TFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.76%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class C shares performance was 16.75% (excluding sales loads) for the reporting period.
Over the reporting period, Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. Large companies posted lower gains. Growth and Value factors were mixed.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials Overweight and Information Technology Underweight	Negative	The Fund's overweight position in Financials and underweight position in Information Technology were negative contributors to relative performance relative to the Bloomberg US 1000® Index.
Communication Services and Information Technology Stocks	Positive	Stock selection overall contributed to performance over the reporting period. Communication Services and Information Technology sectors, led by Alphabet Inc. and Entegris Inc., respectively, which were among the largest contributors to relative performance.
Volatility Underweight	Negative	The Fund’s lower-beta positioning detracted from relative performance over the reporting period. The market strongly favored the highest-beta stocks, while the Fund maintained a significant underweight to that segment and higher exposure to lower-beta businesses. This positioning weighed on returns as investors rewarded more speculative, higher-risk companies.
Momentum and Volatility Factor Underweight	Negative	Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. We were generally over indexed to Quality and Yield (shareholder yield) factors and under indexed to Momentum and Volatility factors, which detracted from relative performance.
Growth Factors	Negative	Growth factors had positive impact on the Russell 1000® Index over the period. The Fund was generally underweighted to Growth, which detracted from relative performance.
During the reporting period, the Fund established new positions in Equitable Holdings, Inc. (Financials sector) and Dominion Energy, Inc. (Utilities sector), and added to Norfolk Southern Corp. (Industrials sector), Chubb Limited (Financials sector), Martin Marietta Materials, Inc. (Materials sector), and Republic Services, Inc. (Industrials sector). The Fund sold Bruker Corporation (Health Care sector), Fiserv, Inc. (Financials sector), and Equitable Holdings Inc., and trimmed Alphabet Inc. (Communication Services sector), Starbucks Corporation (Consumer Discretionary sector), and The Charles Schwab Corporation (Financials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	15.75%	7.00%	9.85%
Class C - excluding sales load	16.75%	7.00%	9.85%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 323,859,439
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,852,966
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$323,859,439
Total number of portfolio holdings	29
Total advisory fees paid	$1,852,966
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.9%
Information Technology	18.1%
Industrials	16.5%
Materials	11.0%
Communication Services	9.0%
Consumer Staples	7.0%
Consumer Discretionary	4.9%
Utilities	4.0%
Health Care	2.7%
Energy	2.2%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

C000143756 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	CLASS Y
Trading Symbol	TLCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class Y shares performance was 17.87% for the reporting period.
Over the reporting period, Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. Large companies posted lower gains. Growth and Value factors were mixed.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials Overweight and Information Technology Underweight	Negative	The Fund's overweight position in Financials and underweight position in Information Technology were negative contributors to relative performance relative to the Bloomberg US 1000® Index.
Communication Services and Information Technology Stocks	Positive	Stock selection overall contributed to performance over the reporting period. Communication Services and Information Technology sectors, led by Alphabet Inc. and Entegris Inc., respectively, which were among the largest contributors to relative performance.
Volatility Underweight	Negative	The Fund’s lower-beta positioning detracted from relative performance over the reporting period. The market strongly favored the highest-beta stocks, while the Fund maintained a significant underweight to that segment and higher exposure to lower-beta businesses. This positioning weighed on returns as investors rewarded more speculative, higher-risk companies.
Momentum and Volatility Factor Underweight	Negative	Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. We were generally over indexed to Quality and Yield (shareholder yield) factors and under indexed to Momentum and Volatility factors, which detracted from relative performance.
Growth Factors	Negative	Growth factors had positive impact on the Russell 1000® Index over the period. The Fund was generally underweighted to Growth, which detracted from relative performance.
During the reporting period, the Fund established new positions in Equitable Holdings, Inc. (Financials sector) and Dominion Energy, Inc. (Utilities sector), and added to Norfolk Southern Corp. (Industrials sector), Chubb Limited (Financials sector), Martin Marietta Materials, Inc. (Materials sector), and Republic Services, Inc. (Industrials sector). The Fund sold Bruker Corporation (Health Care sector), Fiserv, Inc. (Financials sector), and Equitable Holdings Inc., and trimmed Alphabet Inc. (Communication Services sector), Starbucks Corporation (Consumer Discretionary sector), and The Charles Schwab Corporation (Financials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	17.87%	8.07%	10.79%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 323,859,439
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,852,966
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$323,859,439
Total number of portfolio holdings	29
Total advisory fees paid	$1,852,966
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.9%
Information Technology	18.1%
Industrials	16.5%
Materials	11.0%
Communication Services	9.0%
Consumer Staples	7.0%
Consumer Discretionary	4.9%
Utilities	4.0%
Health Care	2.7%
Energy	2.2%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

C000143757 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Institutional Class shares performance was 18.01% for the reporting period.
Over the reporting period, Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. Large companies posted lower gains. Growth and Value factors were mixed.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials Overweight and Information Technology Underweight	Negative	The Fund's overweight position in Financials and underweight position in Information Technology were negative contributors to relative performance relative to the Bloomberg US 1000® Index.
Communication Services and Information Technology Stocks	Positive	Stock selection overall contributed to performance over the reporting period. Communication Services and Information Technology sectors, led by Alphabet Inc. and Entegris Inc., respectively, which were among the largest contributors to relative performance.
Volatility Underweight	Negative	The Fund’s lower-beta positioning detracted from relative performance over the reporting period. The market strongly favored the highest-beta stocks, while the Fund maintained a significant underweight to that segment and higher exposure to lower-beta businesses. This positioning weighed on returns as investors rewarded more speculative, higher-risk companies.
Momentum and Volatility Factor Underweight	Negative	Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. We were generally over indexed to Quality and Yield (shareholder yield) factors and under indexed to Momentum and Volatility factors, which detracted from relative performance.
Growth Factors	Negative	Growth factors had positive impact on the Russell 1000® Index over the period. The Fund was generally underweighted to Growth, which detracted from relative performance.
During the reporting period, the Fund established new positions in Equitable Holdings, Inc. (Financials sector) and Dominion Energy, Inc. (Utilities sector), and added to Norfolk Southern Corp. (Industrials sector), Chubb Limited (Financials sector), Martin Marietta Materials, Inc. (Materials sector), and Republic Services, Inc. (Industrials sector). The Fund sold Bruker Corporation (Health Care sector), Fiserv, Inc. (Financials sector), and Equitable Holdings Inc., and trimmed Alphabet Inc. (Communication Services sector), Starbucks Corporation (Consumer Discretionary sector), and The Charles Schwab Corporation (Financials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	18.01%	8.17%	10.91%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 323,859,439
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,852,966
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$323,859,439
Total number of portfolio holdings	29
Total advisory fees paid	$1,852,966
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.9%
Information Technology	18.1%
Industrials	16.5%
Materials	11.0%
Communication Services	9.0%
Consumer Staples	7.0%
Consumer Discretionary	4.9%
Utilities	4.0%
Health Care	2.7%
Energy	2.2%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

C000175946 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Institutional Class shares performance was 5.97% for the reporting period.
The U.S. economy navigated a challenging 12-month stretch marked by tariff-driven, stubborn inflation, with core personal consumption expenditures reaching 3.8% year-over-year by April 2026, sluggish growth, and escalating geopolitical risk stemming from the U.S.-Iran conflict that drove energy prices higher and stoked further inflationary pressure. The Federal Reserve (Fed) held rates steady through mid-2025 before cutting twice in the fall of 2025 amid labor market softening, then pivoted back to a prolonged hold as inflation re-accelerated, with markets by June 2026 fully pricing in a rate hike by year-end under the new Fed Chair. Against this backdrop, the U.S. municipal bond market experienced volatility but ultimately proved resilient, attracting record fund inflows on the back of attractive tax-equivalent yields, with the municipal curve steepening materially as the rate outlook shifted from easing to potential tightening.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Tilt	Negative	The Fund's barbell yield curve positioning detracted from relative performance over the reporting period. Although the Fund’s portfolio benefited from the late-period bull flattening, those gains did not fully offset earlier losses as long-term yields rose sharply during the preceding steepening phase.
Security Selection	Negative	Security selection modestly detracted from relative performance, driven primarily by issuer selection within single-A and BBB-rated Revenue bonds, partially offset by stronger selection within General Obligation bonds.
Sector Positioning	Positive	Sector weightings delivered a slight contribution to performance.
During the period, the Fund purchased Kentucky State Housing Corporation bonds because their Aa1 credit quality, favorable structural characteristics, and attractive valuation offered an opportunity to enhance portfolio income. The bonds were funded through the sale of Bell County, Texas bonds, which increased portfolio income by approximately 65 basis points while maintaining comparable credit quality.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	5.97%	0.98%	1.91%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
[1]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.

Performance Inception Date	Aug. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 42,508,980
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 169,026
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$42,508,980
Total number of portfolio holdings	82
Total advisory fees paid	$169,026
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	68.2%
General Obligation Bonds	29.2%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	6.2%
AA/Aa	48.7%
A/A	32.3%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175945 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS Y
Trading Symbol	TOHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class Y shares performance was 5.79% for the reporting period.
The U.S. economy navigated a challenging 12-month stretch marked by tariff-driven, stubborn inflation, with core personal consumption expenditures reaching 3.8% year-over-year by April 2026, sluggish growth, and escalating geopolitical risk stemming from the U.S.-Iran conflict that drove energy prices higher and stoked further inflationary pressure. The Federal Reserve (Fed) held rates steady through mid-2025 before cutting twice in the fall of 2025 amid labor market softening, then pivoted back to a prolonged hold as inflation re-accelerated, with markets by June 2026 fully pricing in a rate hike by year-end under the new Fed Chair. Against this backdrop, the U.S. municipal bond market experienced volatility but ultimately proved resilient, attracting record fund inflows on the back of attractive tax-equivalent yields, with the municipal curve steepening materially as the rate outlook shifted from easing to potential tightening.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Tilt	Negative	The Fund's barbell yield curve positioning detracted from relative performance over the reporting period. Although the Fund’s portfolio benefited from the late-period bull flattening, those gains did not fully offset earlier losses as long-term yields rose sharply during the preceding steepening phase.
Security Selection	Negative	Security selection modestly detracted from relative performance, driven primarily by issuer selection within single-A and BBB-rated Revenue bonds, partially offset by stronger selection within General Obligation bonds.
Sector Positioning	Positive	Sector weightings delivered a slight contribution to performance.
During the period, the Fund purchased Kentucky State Housing Corporation bonds because their Aa1 credit quality, favorable structural characteristics, and attractive valuation offered an opportunity to enhance portfolio income. The bonds were funded through the sale of Bell County, Texas bonds, which increased portfolio income by approximately 65 basis points while maintaining comparable credit quality.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y1	5.79%	0.97%	1.88%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
[1]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.

Performance Inception Date	Aug. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 42,508,980
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 169,026
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$42,508,980
Total number of portfolio holdings	82
Total advisory fees paid	$169,026
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	68.2%
General Obligation Bonds	29.2%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	6.2%
AA/Aa	48.7%
A/A	32.3%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175944 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS C
Trading Symbol	TOHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class C shares performance was 4.91% (excluding sales loads) for the reporting period.
The U.S. economy navigated a challenging 12-month stretch marked by tariff-driven, stubborn inflation, with core personal consumption expenditures reaching 3.8% year-over-year by April 2026, sluggish growth, and escalating geopolitical risk stemming from the U.S.-Iran conflict that drove energy prices higher and stoked further inflationary pressure. The Federal Reserve (Fed) held rates steady through mid-2025 before cutting twice in the fall of 2025 amid labor market softening, then pivoted back to a prolonged hold as inflation re-accelerated, with markets by June 2026 fully pricing in a rate hike by year-end under the new Fed Chair. Against this backdrop, the U.S. municipal bond market experienced volatility but ultimately proved resilient, attracting record fund inflows on the back of attractive tax-equivalent yields, with the municipal curve steepening materially as the rate outlook shifted from easing to potential tightening.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Tilt	Negative	The Fund's barbell yield curve positioning detracted from relative performance over the reporting period. Although the Fund’s portfolio benefited from the late-period bull flattening, those gains did not fully offset earlier losses as long-term yields rose sharply during the preceding steepening phase.
Security Selection	Negative	Security selection modestly detracted from relative performance, driven primarily by issuer selection within single-A and BBB-rated Revenue bonds, partially offset by stronger selection within General Obligation bonds.
Sector Positioning	Positive	Sector weightings delivered a slight contribution to performance.
During the period, the Fund purchased Kentucky State Housing Corporation bonds because their Aa1 credit quality, favorable structural characteristics, and attractive valuation offered an opportunity to enhance portfolio income. The bonds were funded through the sale of Bell County, Texas bonds, which increased portfolio income by approximately 65 basis points while maintaining comparable credit quality.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	3.91%	-0.14%	0.96%
Class C - excluding sales load	4.91%	-0.14%	0.96%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 42,508,980
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 169,026
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$42,508,980
Total number of portfolio holdings	82
Total advisory fees paid	$169,026
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	68.2%
General Obligation Bonds	29.2%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	6.2%
AA/Aa	48.7%
A/A	32.3%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000175943 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Core Municipal Bond Fund
Class Name	CLASS A
Trading Symbol	TOHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class A shares performance was 5.63% (excluding sales loads) for the reporting period.
The U.S. economy navigated a challenging 12-month stretch marked by tariff-driven, stubborn inflation, with core personal consumption expenditures reaching 3.8% year-over-year by April 2026, sluggish growth, and escalating geopolitical risk stemming from the U.S.-Iran conflict that drove energy prices higher and stoked further inflationary pressure. The Federal Reserve (Fed) held rates steady through mid-2025 before cutting twice in the fall of 2025 amid labor market softening, then pivoted back to a prolonged hold as inflation re-accelerated, with markets by June 2026 fully pricing in a rate hike by year-end under the new Fed Chair. Against this backdrop, the U.S. municipal bond market experienced volatility but ultimately proved resilient, attracting record fund inflows on the back of attractive tax-equivalent yields, with the municipal curve steepening materially as the rate outlook shifted from easing to potential tightening.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Tilt	Negative	The Fund's barbell yield curve positioning detracted from relative performance over the reporting period. Although the Fund’s portfolio benefited from the late-period bull flattening, those gains did not fully offset earlier losses as long-term yields rose sharply during the preceding steepening phase.
Security Selection	Negative	Security selection modestly detracted from relative performance, driven primarily by issuer selection within single-A and BBB-rated Revenue bonds, partially offset by stronger selection within General Obligation bonds.
Sector Positioning	Positive	Sector weightings delivered a slight contribution to performance.
During the period, the Fund purchased Kentucky State Housing Corporation bonds because their Aa1 credit quality, favorable structural characteristics, and attractive valuation offered an opportunity to enhance portfolio income. The bonds were funded through the sale of Bell County, Texas bonds, which increased portfolio income by approximately 65 basis points while maintaining comparable credit quality.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	2.16%	0.00%	1.10%
Class A - excluding sales load	5.63%	0.66%	1.60%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 42,508,980
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 169,026
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$42,508,980
Total number of portfolio holdings	82
Total advisory fees paid	$169,026
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	68.2%
General Obligation Bonds	29.2%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	6.2%
AA/Aa	48.7%
A/A	32.3%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193583 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS A
Trading Symbol	SEBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by investing primarily in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class A shares performance was 9.71% (excluding sales loads) for the reporting period.
The Fund maintained a modest overweight to equities, reflecting a constructive outlook balanced against elevated valuations and continued policy and geopolitical uncertainty. Following a strong equity rally and tighter credit spreads, both equity and fixed income valuations were expensive relative to history. As of period end, the S&P 500® was near all-time highs, after falling in March 2026, and valuations were at levels moderately above long-term averages. Credit spreads were modestly tighter over the reporting period and at levels which were expensive relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Negative	Security selection had a negative impact on relative performance within the equity allocation, primarily due to underperformance within Information Technology sector (Microsoft Corporation and Oracle Corporation).
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and security selection.
Over the reporting period, the Fund increased its risk profile, given an improving economic outlook. As a result, the Fund’s portfolio remained approximately 64% invested in equities, which emphasized companies the Fund believed were high-quality companies with durable competitive advantages, strong returns on capital, and pricing power. Within fixed income, the Fund remained underweight U.S. Treasuries and overweight Investment Grade Credit, Securitized products, and High Yield corporates, while it maintained a higher-quality bias and longer duration than the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	4.24%	5.23%	9.18%
Class A - excluding sales load	9.71%	6.32%	9.74%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index[2]	14.81%	7.80%	10.05%
Russell 3000® Index	22.81%	12.30%	15.06%
60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index	14.57%	7.83%	10.05%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 985,339,111
Holdings Count | Holding	528
Advisory Fees Paid, Amount	$ 4,758,431
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$985,339,111
Total number of portfolio holdings	528
Total advisory fees paid	$4,758,431
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	17.7%
U.S. Treasury Obligations	10.2%
Non-Agency Collateralized Mortgage Obligations	2.2%
U.S. Government Mortgage-Backed Obligations	1.4%
Commercial Mortgage-Backed Securities	1.4%
Agency Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.9%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.4%
AA/Aa	18.2%
A/A	18.8%
BBB/Baa	22.5%
BB/Ba	2.0%
B/B	0.9%
CCC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193584 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS C
Trading Symbol	SBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.76%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by investing primarily in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class C shares performance was 8.87% (excluding sales loads) for the reporting period.
The Fund maintained a modest overweight to equities, reflecting a constructive outlook balanced against elevated valuations and continued policy and geopolitical uncertainty. Following a strong equity rally and tighter credit spreads, both equity and fixed income valuations were expensive relative to history. As of period end, the S&P 500® was near all-time highs, after falling in March 2026, and valuations were at levels moderately above long-term averages. Credit spreads were modestly tighter over the reporting period and at levels which were expensive relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Negative	Security selection had a negative impact on relative performance within the equity allocation, primarily due to underperformance within Information Technology sector (Microsoft Corporation and Oracle Corporation).
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and security selection.
Over the reporting period, the Fund increased its risk profile, given an improving economic outlook. As a result, the Fund’s portfolio remained approximately 64% invested in equities, which emphasized companies the Fund believed were high-quality companies with durable competitive advantages, strong returns on capital, and pricing power. Within fixed income, the Fund remained underweight U.S. Treasuries and overweight Investment Grade Credit, Securitized products, and High Yield corporates, while it maintained a higher-quality bias and longer duration than the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	7.87%	5.50%	9.08%
Class C - excluding sales load	8.87%	5.50%	9.08%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index[2]	14.81%	7.80%	10.05%
Russell 3000® Index	22.81%	12.30%	15.06%
60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index	14.57%	7.83%	10.05%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 985,339,111
Holdings Count | Holding	528
Advisory Fees Paid, Amount	$ 4,758,431
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$985,339,111
Total number of portfolio holdings	528
Total advisory fees paid	$4,758,431
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	17.7%
U.S. Treasury Obligations	10.2%
Non-Agency Collateralized Mortgage Obligations	2.2%
U.S. Government Mortgage-Backed Obligations	1.4%
Commercial Mortgage-Backed Securities	1.4%
Agency Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.9%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.4%
AA/Aa	18.2%
A/A	18.8%
BBB/Baa	22.5%
BB/Ba	2.0%
B/B	0.9%
CCC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193585 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS Y
Trading Symbol	SIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by investing primarily in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class Y shares performance was 9.95% for the reporting period.
The Fund maintained a modest overweight to equities, reflecting a constructive outlook balanced against elevated valuations and continued policy and geopolitical uncertainty. Following a strong equity rally and tighter credit spreads, both equity and fixed income valuations were expensive relative to history. As of period end, the S&P 500® was near all-time highs, after falling in March 2026, and valuations were at levels moderately above long-term averages. Credit spreads were modestly tighter over the reporting period and at levels which were expensive relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Negative	Security selection had a negative impact on relative performance within the equity allocation, primarily due to underperformance within Information Technology sector (Microsoft Corporation and Oracle Corporation).
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and security selection.
Over the reporting period, the Fund increased its risk profile, given an improving economic outlook. As a result, the Fund’s portfolio remained approximately 64% invested in equities, which emphasized companies the Fund believed were high-quality companies with durable competitive advantages, strong returns on capital, and pricing power. Within fixed income, the Fund remained underweight U.S. Treasuries and overweight Investment Grade Credit, Securitized products, and High Yield corporates, while it maintained a higher-quality bias and longer duration than the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	9.95%	6.55%	9.97%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index[2]	14.81%	7.80%	10.05%
Russell 3000® Index	22.81%	12.30%	15.06%
60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index	14.57%	7.83%	10.05%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 985,339,111
Holdings Count | Holding	528
Advisory Fees Paid, Amount	$ 4,758,431
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$985,339,111
Total number of portfolio holdings	528
Total advisory fees paid	$4,758,431
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	17.7%
U.S. Treasury Obligations	10.2%
Non-Agency Collateralized Mortgage Obligations	2.2%
U.S. Government Mortgage-Backed Obligations	1.4%
Commercial Mortgage-Backed Securities	1.4%
Agency Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.9%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.4%
AA/Aa	18.2%
A/A	18.8%
BBB/Baa	22.5%
BB/Ba	2.0%
B/B	0.9%
CCC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000231974 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS R6
Trading Symbol	TBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by investing primarily in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class R6 shares performance was 10.10% for the reporting period.
The Fund maintained a modest overweight to equities, reflecting a constructive outlook balanced against elevated valuations and continued policy and geopolitical uncertainty. Following a strong equity rally and tighter credit spreads, both equity and fixed income valuations were expensive relative to history. As of period end, the S&P 500® was near all-time highs, after falling in March 2026, and valuations were at levels moderately above long-term averages. Credit spreads were modestly tighter over the reporting period and at levels which were expensive relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Negative	Security selection had a negative impact on relative performance within the equity allocation, primarily due to underperformance within Information Technology sector (Microsoft Corporation and Oracle Corporation).
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and security selection.
Over the reporting period, the Fund increased its risk profile, given an improving economic outlook. As a result, the Fund’s portfolio remained approximately 64% invested in equities, which emphasized companies the Fund believed were high-quality companies with durable competitive advantages, strong returns on capital, and pricing power. Within fixed income, the Fund remained underweight U.S. Treasuries and overweight Investment Grade Credit, Securitized products, and High Yield corporates, while it maintained a higher-quality bias and longer duration than the Bloomberg US Aggregate Bond Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	10.10%	6.67%	9.92%
Bloomberg US 3000 Index[2]	23.15%	12.24%	15.07%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index[3]	14.81%	7.80%	10.05%
Russell 3000® Index	22.81%	12.30%	15.06%
60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index	14.57%	7.83%	10.05%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the period prior to October 28, 2021.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index which has similar investment objectives to the Fund.

Performance Inception Date	Oct. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 985,339,111
Holdings Count | Holding	528
Advisory Fees Paid, Amount	$ 4,758,431
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$985,339,111
Total number of portfolio holdings	528
Total advisory fees paid	$4,758,431
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	17.7%
U.S. Treasury Obligations	10.2%
Non-Agency Collateralized Mortgage Obligations	2.2%
U.S. Government Mortgage-Backed Obligations	1.4%
Commercial Mortgage-Backed Securities	1.4%
Agency Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.9%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.4%
AA/Aa	18.2%
A/A	18.8%
BBB/Baa	22.5%
BB/Ba	2.0%
B/B	0.9%
CCC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000231975 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS R6
Trading Symbol	TSRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class R6 shares performance was 13.72% for the reporting period.
The U.S. equity market saw strong performance during the reporting period, with multiple all-time highs dispersed throughout the span of the year. Gains were largely driven by enthusiasm surrounding artificial intelligence and adjacent industries alongside solid corporate earnings growth and resilient domestic economic conditions despite headwinds from geopolitical risks and Federal Reserve uncertainty.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Non-U.S. stocks	Positive	Stock selection for international holdings was a large contributor to performance (Taiwan Semiconductor Manufacturing Co. Ltd ADR).
Consumer Staples sector	Positive	Allocation to the sector was the highest contributor to performance at the sector level (Monster Beverage Corp.).
Health Care Equipment & Services stocks	Positive	Stock selection in these sectors was a large contributor to performance (Becton, Dickinson and Company & Medtronic plc).
Software & Services Industry	Negative	The allocation to these industries was a large detractor to performance (e.g., Salesforce, Inc. and Workday, Inc.).
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The decrease in relative weighting of the Information Technology sector between the Fund and the Russell 1000® Index was the largest sector related change in the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	13.72%	10.19%	14.72%
Bloomberg US 3000 Index[2]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[3]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.

Performance Inception Date	Oct. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,495,916,225
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 17,906,800
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,495,916,225
Total number of portfolio holdings	47
Total advisory fees paid	$17,906,800
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.3%
Communication Services	17.6%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	6.9%
Consumer Staples	3.5%
Energy	2.1%
Real Estate	1.7%
Materials	0.8%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%

C000193589 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	SCRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Institutional Class shares performance was 13.69% for the reporting period.
The U.S. equity market saw strong performance during the reporting period, with multiple all-time highs dispersed throughout the span of the year. Gains were largely driven by enthusiasm surrounding artificial intelligence and adjacent industries alongside solid corporate earnings growth and resilient domestic economic conditions despite headwinds from geopolitical risks and Federal Reserve uncertainty.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Non-U.S. stocks	Positive	Stock selection for international holdings was a large contributor to performance (Taiwan Semiconductor Manufacturing Co. Ltd ADR).
Consumer Staples sector	Positive	Allocation to the sector was the highest contributor to performance at the sector level (Monster Beverage Corp.).
Health Care Equipment & Services stocks	Positive	Stock selection in these sectors was a large contributor to performance (Becton, Dickinson and Company & Medtronic plc).
Software & Services Industry	Negative	The allocation to these industries was a large detractor to performance (e.g., Salesforce, Inc. and Workday, Inc.).
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The decrease in relative weighting of the Information Technology sector between the Fund and the Russell 1000® Index was the largest sector related change in the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	13.69%	10.17%	14.90%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,495,916,225
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 17,906,800
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,495,916,225
Total number of portfolio holdings	47
Total advisory fees paid	$17,906,800
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.3%
Communication Services	17.6%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	6.9%
Consumer Staples	3.5%
Energy	2.1%
Real Estate	1.7%
Materials	0.8%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%

C000193588 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS Y
Trading Symbol	SICWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class Y shares performance was 13.64% for the reporting period.
The U.S. equity market saw strong performance during the reporting period, with multiple all-time highs dispersed throughout the span of the year. Gains were largely driven by enthusiasm surrounding artificial intelligence and adjacent industries alongside solid corporate earnings growth and resilient domestic economic conditions despite headwinds from geopolitical risks and Federal Reserve uncertainty.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Non-U.S. stocks	Positive	Stock selection for international holdings was a large contributor to performance (Taiwan Semiconductor Manufacturing Co. Ltd ADR).
Consumer Staples sector	Positive	Allocation to the sector was the highest contributor to performance at the sector level (Monster Beverage Corp.).
Health Care Equipment & Services stocks	Positive	Stock selection in these sectors was a large contributor to performance (Becton, Dickinson and Company & Medtronic plc).
Software & Services Industry	Negative	The allocation to these industries was a large detractor to performance (e.g., Salesforce, Inc. and Workday, Inc.).
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The decrease in relative weighting of the Information Technology sector between the Fund and the Russell 1000® Index was the largest sector related change in the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	13.64%	10.14%	14.85%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,495,916,225
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 17,906,800
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,495,916,225
Total number of portfolio holdings	47
Total advisory fees paid	$17,906,800
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.3%
Communication Services	17.6%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	6.9%
Consumer Staples	3.5%
Energy	2.1%
Real Estate	1.7%
Materials	0.8%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%

C000193587 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS C
Trading Symbol	SCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.80%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class C shares performance was 12.44% (excluding sales loads) for the reporting period.
The U.S. equity market saw strong performance during the reporting period, with multiple all-time highs dispersed throughout the span of the year. Gains were largely driven by enthusiasm surrounding artificial intelligence and adjacent industries alongside solid corporate earnings growth and resilient domestic economic conditions despite headwinds from geopolitical risks and Federal Reserve uncertainty.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Non-U.S. stocks	Positive	Stock selection for international holdings was a large contributor to performance (Taiwan Semiconductor Manufacturing Co. Ltd ADR).
Consumer Staples sector	Positive	Allocation to the sector was the highest contributor to performance at the sector level (Monster Beverage Corp.).
Health Care Equipment & Services stocks	Positive	Stock selection in these sectors was a large contributor to performance (Becton, Dickinson and Company & Medtronic plc).
Software & Services Industry	Negative	The allocation to these industries was a large detractor to performance (e.g., Salesforce, Inc. and Workday, Inc.).
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The decrease in relative weighting of the Information Technology sector between the Fund and the Russell 1000® Index was the largest sector related change in the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	11.44%	8.97%	13.81%
Class C - excluding sales load	12.44%	8.97%	13.81%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,495,916,225
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 17,906,800
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,495,916,225
Total number of portfolio holdings	47
Total advisory fees paid	$17,906,800
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.3%
Communication Services	17.6%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	6.9%
Consumer Staples	3.5%
Energy	2.1%
Real Estate	1.7%
Materials	0.8%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%

C000193586 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Cap Focused Fund
Class Name	CLASS A
Trading Symbol	SENCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class A shares performance was 13.37% (excluding sales loads) for the reporting period.
The U.S. equity market saw strong performance during the reporting period, with multiple all-time highs dispersed throughout the span of the year. Gains were largely driven by enthusiasm surrounding artificial intelligence and adjacent industries alongside solid corporate earnings growth and resilient domestic economic conditions despite headwinds from geopolitical risks and Federal Reserve uncertainty.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Non-U.S. stocks	Positive	Stock selection for international holdings was a large contributor to performance (Taiwan Semiconductor Manufacturing Co. Ltd ADR).
Consumer Staples sector	Positive	Allocation to the sector was the highest contributor to performance at the sector level (Monster Beverage Corp.).
Health Care Equipment & Services stocks	Positive	Stock selection in these sectors was a large contributor to performance (Becton, Dickinson and Company & Medtronic plc).
Software & Services Industry	Negative	The allocation to these industries was a large detractor to performance (e.g., Salesforce, Inc. and Workday, Inc.).
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The decrease in relative weighting of the Information Technology sector between the Fund and the Russell 1000® Index was the largest sector related change in the Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	7.70%	8.73%	13.96%
Class A - excluding sales load	13.37%	9.85%	14.55%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 3,495,916,225
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 17,906,800
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$3,495,916,225
Total number of portfolio holdings	47
Total advisory fees paid	$17,906,800
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.3%
Communication Services	17.6%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	6.9%
Consumer Staples	3.5%
Energy	2.1%
Real Estate	1.7%
Materials	0.8%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%

C000193591 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS A
Trading Symbol	SAGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class A shares performance was 22.60% (excluding sales loads) for the reporting period.
The relative growth and valuation dynamic between small and large cap stocks over the last year was the most favorable for small cap stocks in several years, and Management believes it was the principal reason for the significant outperformance of small caps versus large caps for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology and Financials Stocks	Positive	The Information Technology (Ciena Corp., Tower Semiconductor Ltd., Onto Innovation Inc.) and Financials (Webster Financial Corp., Ameris Bancorp, Atlantic Union Bancshares Corp.) sectors were the top two contributors.
Health Care and Industrials Stocks	Negative	Health Care (Option Care Health, Inc., Doximity Inc., Merit Medical Systems Inc.) and Industrials (ExlService Holdings, Inc., Maximus, Inc., KBR, Inc.) sectors were the top two detractors.
Financials and Health Care Sector Allocation	Positive	The Financials allocation and Health Care allocation were the top two contributors.
Consumer Discretionary Sector	Negative	The Consumer Discretionary allocation was the top and only detracting sector from an asset allocation perspective.
Momentum Underweight	Negative	The Fund’s Momentum underweight was the largest detracting equity investment factor exposure.
The Fund purchased 19 new positions and exited 19 positions. There were no material sector allocation changes over 5%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	16.38%	6.39%	10.99%
Class A - excluding sales load	22.60%	7.48%	11.56%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 2000 Index[2]	40.92%	7.12%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,718,997,548
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 8,863,996
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,718,997,548
Total number of portfolio holdings	73
Total advisory fees paid	$8,863,996
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.1%
Industrials	19.6%
Information Technology	17.1%
Consumer Discretionary	15.5%
Financials	11.1%
Energy	5.9%
Real Estate	4.4%
Materials	2.5%
Communication Services	1.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(1.6)%
Total	100.0%

C000193592 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS C
Trading Symbol	SSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.96%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class C shares performance was 21.83% (excluding sales loads) for the reporting period.
The relative growth and valuation dynamic between small and large cap stocks over the last year was the most favorable for small cap stocks in several years, and Management believes it was the principal reason for the significant outperformance of small caps versus large caps for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology and Financials Stocks	Positive	The Information Technology (Ciena Corp., Tower Semiconductor Ltd., Onto Innovation Inc.) and Financials (Webster Financial Corp., Ameris Bancorp, Atlantic Union Bancshares Corp.) sectors were the top two contributors.
Health Care and Industrials Stocks	Negative	Health Care (Option Care Health, Inc., Doximity Inc., Merit Medical Systems Inc.) and Industrials (ExlService Holdings, Inc., Maximus, Inc., KBR, Inc.) sectors were the top two detractors.
Financials and Health Care Sector Allocation	Positive	The Financials allocation and Health Care allocation were the top two contributors.
Consumer Discretionary Sector	Negative	The Consumer Discretionary allocation was the top and only detracting sector from an asset allocation perspective.
Momentum Underweight	Negative	The Fund’s Momentum underweight was the largest detracting equity investment factor exposure.
The Fund purchased 19 new positions and exited 19 positions. There were no material sector allocation changes over 5%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	20.83%	6.67%	10.87%
Class C - excluding sales load	21.83%	6.67%	10.87%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 2000 Index[2]	40.92%	7.12%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,718,997,548
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 8,863,996
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,718,997,548
Total number of portfolio holdings	73
Total advisory fees paid	$8,863,996
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.1%
Industrials	19.6%
Information Technology	17.1%
Consumer Discretionary	15.5%
Financials	11.1%
Energy	5.9%
Real Estate	4.4%
Materials	2.5%
Communication Services	1.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(1.6)%
Total	100.0%

C000193593 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS Y
Trading Symbol	SIGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class Y shares performance was 23.06% for the reporting period.
The relative growth and valuation dynamic between small and large cap stocks over the last year was the most favorable for small cap stocks in several years, and Management believes it was the principal reason for the significant outperformance of small caps versus large caps for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology and Financials Stocks	Positive	The Information Technology (Ciena Corp., Tower Semiconductor Ltd., Onto Innovation Inc.) and Financials (Webster Financial Corp., Ameris Bancorp, Atlantic Union Bancshares Corp.) sectors were the top two contributors.
Health Care and Industrials Stocks	Negative	Health Care (Option Care Health, Inc., Doximity Inc., Merit Medical Systems Inc.) and Industrials (ExlService Holdings, Inc., Maximus, Inc., KBR, Inc.) sectors were the top two detractors.
Financials and Health Care Sector Allocation	Positive	The Financials allocation and Health Care allocation were the top two contributors.
Consumer Discretionary Sector	Negative	The Consumer Discretionary allocation was the top and only detracting sector from an asset allocation perspective.
Momentum Underweight	Negative	The Fund’s Momentum underweight was the largest detracting equity investment factor exposure.
The Fund purchased 19 new positions and exited 19 positions. There were no material sector allocation changes over 5%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	23.06%	7.79%	11.87%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 2000 Index[2]	40.92%	7.12%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,718,997,548
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 8,863,996
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,718,997,548
Total number of portfolio holdings	73
Total advisory fees paid	$8,863,996
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.1%
Industrials	19.6%
Information Technology	17.1%
Consumer Discretionary	15.5%
Financials	11.1%
Energy	5.9%
Real Estate	4.4%
Materials	2.5%
Communication Services	1.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(1.6)%
Total	100.0%

C000193595 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Institutional Class shares performance was 23.11% for the reporting period.
The relative growth and valuation dynamic between small and large cap stocks over the last year was the most favorable for small cap stocks in several years, and Management believes it was the principal reason for the significant outperformance of small caps versus large caps for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology and Financials Stocks	Positive	The Information Technology (Ciena Corp., Tower Semiconductor Ltd., Onto Innovation Inc.) and Financials (Webster Financial Corp., Ameris Bancorp, Atlantic Union Bancshares Corp.) sectors were the top two contributors.
Health Care and Industrials Stocks	Negative	Health Care (Option Care Health, Inc., Doximity Inc., Merit Medical Systems Inc.) and Industrials (ExlService Holdings, Inc., Maximus, Inc., KBR, Inc.) sectors were the top two detractors.
Financials and Health Care Sector Allocation	Positive	The Financials allocation and Health Care allocation were the top two contributors.
Consumer Discretionary Sector	Negative	The Consumer Discretionary allocation was the top and only detracting sector from an asset allocation perspective.
Momentum Underweight	Negative	The Fund’s Momentum underweight was the largest detracting equity investment factor exposure.
The Fund purchased 19 new positions and exited 19 positions. There were no material sector allocation changes over 5%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	23.11%	7.92%	11.89%
Bloomberg US 3000 Index[2]	23.15%	12.24%	15.07%
Bloomberg US 2000 Index[3]	40.92%	7.12%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%
[1]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 30, 2017.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.

Performance Inception Date	Oct. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,718,997,548
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 8,863,996
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,718,997,548
Total number of portfolio holdings	73
Total advisory fees paid	$8,863,996
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.1%
Industrials	19.6%
Information Technology	17.1%
Consumer Discretionary	15.5%
Financials	11.1%
Energy	5.9%
Real Estate	4.4%
Materials	2.5%
Communication Services	1.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(1.6)%
Total	100.0%

C000193594 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS R6
Trading Symbol	SSRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class R6 shares performance was 23.26% for the reporting period.
The relative growth and valuation dynamic between small and large cap stocks over the last year was the most favorable for small cap stocks in several years, and Management believes it was the principal reason for the significant outperformance of small caps versus large caps for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology and Financials Stocks	Positive	The Information Technology (Ciena Corp., Tower Semiconductor Ltd., Onto Innovation Inc.) and Financials (Webster Financial Corp., Ameris Bancorp, Atlantic Union Bancshares Corp.) sectors were the top two contributors.
Health Care and Industrials Stocks	Negative	Health Care (Option Care Health, Inc., Doximity Inc., Merit Medical Systems Inc.) and Industrials (ExlService Holdings, Inc., Maximus, Inc., KBR, Inc.) sectors were the top two detractors.
Financials and Health Care Sector Allocation	Positive	The Financials allocation and Health Care allocation were the top two contributors.
Consumer Discretionary Sector	Negative	The Consumer Discretionary allocation was the top and only detracting sector from an asset allocation perspective.
Momentum Underweight	Negative	The Fund’s Momentum underweight was the largest detracting equity investment factor exposure.
The Fund purchased 19 new positions and exited 19 positions. There were no material sector allocation changes over 5%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6	23.26%	7.89%	12.00%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 2000 Index[2]	40.92%	7.12%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,718,997,548
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 8,863,996
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,718,997,548
Total number of portfolio holdings	73
Total advisory fees paid	$8,863,996
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.1%
Industrials	19.6%
Information Technology	17.1%
Consumer Discretionary	15.5%
Financials	11.1%
Energy	5.9%
Real Estate	4.4%
Materials	2.5%
Communication Services	1.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(1.6)%
Total	100.0%

C000193600 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.77%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Institutional Class shares performance was 45.89% for the reporting period.
International equity markets advanced over the reporting period. The MSCI ACWI Ex USA Index returned 27.66%, while the MSCI ACWI Ex USA Value Index returned 33.21%, reflecting a favorable backdrop for international value stocks over the reporting period. Market leadership was uneven across the year, with Financials, cyclical value areas such as Industrials and Materials sectors, coupled with later-period strength in Information Technology sector and AI-related semiconductor names all primarily driving results.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Value Style	Positive	The Fund's value orientation was helpful over the period, as the MSCI ACWI Ex USA Value Index outperformed the broader, blended style MSCI ACWI Ex USA Index. The portfolio’s deep value bias had a positive impact on relative returns for the year as companies that were cheap on the basis of cash flows and earnings materially outperformed their more expensive counterparts within the MSCI ACWI Ex USA Index.
Sector Allocation	Negative	Sector allocation relative losses were the result of Information Technology (underweight), Health Care (overweight), and Consumer Discretionary (overweight) positions.
Information Technology and Industrial sector stocks	Positive	The Fund’s stock performance positively contributed to relative results. Stock holdings such as SK Square Co. Ltd. (Industrials; South Korea), Samsung Electronics Co., Ltd. (IT; South Korea), and Kingboard Holdings Ltd. (IT; China) were among the largest relative performance contributors.
Market Capitalization	Negative	The Fund’s investment in smaller capitalization companies versus the MSCI ACWI Ex USA Index detracted from relative returns for the period.
The Fund’s portfolio was overweight Financials, Energy, and Health Care sectors while underweight Information Technology, Industrials, and Communication Services sectors relative to the MSCI ACWI Ex USA. At the industry level, the portfolio was overweight Insurance, Pharmaceuticals, and Electronic Equipment Components while underweight Semiconductor & Semiconductor Equipment, Electrical Equipment, and Aerospace & Defense relative to the MSCI ACWI Ex USA.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	45.89%	13.26%	11.23%
Bloomberg World ex US Large & Mid Cap Index[2]	27.42%	8.41%	9.88%
MSCI All Country World Ex USA Index	27.66%	8.79%	9.93%
[1]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 30, 2017.
[2]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.

Performance Inception Date	Oct. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 185,981,820
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,032,354
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$185,981,820
Total number of portfolio holdings	89
Total advisory fees paid	$1,032,354
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.5%
Information Technology	18.6%
Industrials	11.7%
Health Care	9.0%
Materials	7.2%
Consumer Discretionary	7.0%
Energy	6.6%
Consumer Staples	5.2%
Communication Services	3.0%
Utilities	2.1%
Real Estate	0.8%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.2%
South Korea	10.4%
United Kingdom	8.5%
China	7.5%
Taiwan	7.4%
France	6.9%
Canada	6.3%
India	4.2%
Germany	4.1%
Netherlands	3.7%
Australia	3.7%
Switzerland	3.4%
Other Countries	18.4%
Preferred Stocks	1.0%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000193599 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS Y
Trading Symbol	SIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$109	0.89%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class Y shares performance was 45.77% for the reporting period.
International equity markets advanced over the reporting period. The MSCI ACWI Ex USA Index returned 27.66%, while the MSCI ACWI Ex USA Value Index returned 33.21%, reflecting a favorable backdrop for international value stocks over the reporting period. Market leadership was uneven across the year, with Financials, cyclical value areas such as Industrials and Materials sectors, coupled with later-period strength in Information Technology sector and AI-related semiconductor names all primarily driving results.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Value Style	Positive	The Fund's value orientation was helpful over the period, as the MSCI ACWI Ex USA Value Index outperformed the broader, blended style MSCI ACWI Ex USA Index. The portfolio’s deep value bias had a positive impact on relative returns for the year as companies that were cheap on the basis of cash flows and earnings materially outperformed their more expensive counterparts within the MSCI ACWI Ex USA Index.
Sector Allocation	Negative	Sector allocation relative losses were the result of Information Technology (underweight), Health Care (overweight), and Consumer Discretionary (overweight) positions.
Information Technology and Industrial sector stocks	Positive	The Fund’s stock performance positively contributed to relative results. Stock holdings such as SK Square Co. Ltd. (Industrials; South Korea), Samsung Electronics Co., Ltd. (IT; South Korea), and Kingboard Holdings Ltd. (IT; China) were among the largest relative performance contributors.
Market Capitalization	Negative	The Fund’s investment in smaller capitalization companies versus the MSCI ACWI Ex USA Index detracted from relative returns for the period.
The Fund’s portfolio was overweight Financials, Energy, and Health Care sectors while underweight Information Technology, Industrials, and Communication Services sectors relative to the MSCI ACWI Ex USA. At the industry level, the portfolio was overweight Insurance, Pharmaceuticals, and Electronic Equipment Components while underweight Semiconductor & Semiconductor Equipment, Electrical Equipment, and Aerospace & Defense relative to the MSCI ACWI Ex USA.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	45.77%	13.15%	11.18%
Bloomberg World ex US Large & Mid Cap Index[1]	27.42%	8.41%	9.88%
MSCI All Country World Ex USA Index	27.66%	8.79%	9.93%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 185,981,820
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,032,354
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$185,981,820
Total number of portfolio holdings	89
Total advisory fees paid	$1,032,354
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.5%
Information Technology	18.6%
Industrials	11.7%
Health Care	9.0%
Materials	7.2%
Consumer Discretionary	7.0%
Energy	6.6%
Consumer Staples	5.2%
Communication Services	3.0%
Utilities	2.1%
Real Estate	0.8%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.2%
South Korea	10.4%
United Kingdom	8.5%
China	7.5%
Taiwan	7.4%
France	6.9%
Canada	6.3%
India	4.2%
Germany	4.1%
Netherlands	3.7%
Australia	3.7%
Switzerland	3.4%
Other Countries	18.4%
Preferred Stocks	1.0%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000193598 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS C
Trading Symbol	SWFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	1.85%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class C shares performance was 44.31% (excluding sales loads) for the reporting period.
International equity markets advanced over the reporting period. The MSCI ACWI Ex USA Index returned 27.66%, while the MSCI ACWI Ex USA Value Index returned 33.21%, reflecting a favorable backdrop for international value stocks over the reporting period. Market leadership was uneven across the year, with Financials, cyclical value areas such as Industrials and Materials sectors, coupled with later-period strength in Information Technology sector and AI-related semiconductor names all primarily driving results.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Value Style	Positive	The Fund's value orientation was helpful over the period, as the MSCI ACWI Ex USA Value Index outperformed the broader, blended style MSCI ACWI Ex USA Index. The portfolio’s deep value bias had a positive impact on relative returns for the year as companies that were cheap on the basis of cash flows and earnings materially outperformed their more expensive counterparts within the MSCI ACWI Ex USA Index.
Sector Allocation	Negative	Sector allocation relative losses were the result of Information Technology (underweight), Health Care (overweight), and Consumer Discretionary (overweight) positions.
Information Technology and Industrial sector stocks	Positive	The Fund’s stock performance positively contributed to relative results. Stock holdings such as SK Square Co. Ltd. (Industrials; South Korea), Samsung Electronics Co., Ltd. (IT; South Korea), and Kingboard Holdings Ltd. (IT; China) were among the largest relative performance contributors.
Market Capitalization	Negative	The Fund’s investment in smaller capitalization companies versus the MSCI ACWI Ex USA Index detracted from relative returns for the period.
The Fund’s portfolio was overweight Financials, Energy, and Health Care sectors while underweight Information Technology, Industrials, and Communication Services sectors relative to the MSCI ACWI Ex USA. At the industry level, the portfolio was overweight Insurance, Pharmaceuticals, and Electronic Equipment Components while underweight Semiconductor & Semiconductor Equipment, Electrical Equipment, and Aerospace & Defense relative to the MSCI ACWI Ex USA.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	43.31%	12.03%	10.03%
Class C - excluding sales load	44.31%	12.03%	10.03%
Bloomberg World ex US Large & Mid Cap Index[1]	27.42%	8.41%	9.88%
MSCI All Country World Ex USA Index	27.66%	8.79%	9.93%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 185,981,820
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,032,354
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$185,981,820
Total number of portfolio holdings	89
Total advisory fees paid	$1,032,354
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.5%
Information Technology	18.6%
Industrials	11.7%
Health Care	9.0%
Materials	7.2%
Consumer Discretionary	7.0%
Energy	6.6%
Consumer Staples	5.2%
Communication Services	3.0%
Utilities	2.1%
Real Estate	0.8%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.2%
South Korea	10.4%
United Kingdom	8.5%
China	7.5%
Taiwan	7.4%
France	6.9%
Canada	6.3%
India	4.2%
Germany	4.1%
Netherlands	3.7%
Australia	3.7%
Switzerland	3.4%
Other Countries	18.4%
Preferred Stocks	1.0%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000193597 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone International Value Fund
Class Name	CLASS A
Trading Symbol	SWRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.26%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class A shares performance was 45.23% (excluding sales loads) for the reporting period.
International equity markets advanced over the reporting period. The MSCI ACWI Ex USA Index returned 27.66%, while the MSCI ACWI Ex USA Value Index returned 33.21%, reflecting a favorable backdrop for international value stocks over the reporting period. Market leadership was uneven across the year, with Financials, cyclical value areas such as Industrials and Materials sectors, coupled with later-period strength in Information Technology sector and AI-related semiconductor names all primarily driving results.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Value Style	Positive	The Fund's value orientation was helpful over the period, as the MSCI ACWI Ex USA Value Index outperformed the broader, blended style MSCI ACWI Ex USA Index. The portfolio’s deep value bias had a positive impact on relative returns for the year as companies that were cheap on the basis of cash flows and earnings materially outperformed their more expensive counterparts within the MSCI ACWI Ex USA Index.
Sector Allocation	Negative	Sector allocation relative losses were the result of Information Technology (underweight), Health Care (overweight), and Consumer Discretionary (overweight) positions.
Information Technology and Industrial sector stocks	Positive	The Fund’s stock performance positively contributed to relative results. Stock holdings such as SK Square Co. Ltd. (Industrials; South Korea), Samsung Electronics Co., Ltd. (IT; South Korea), and Kingboard Holdings Ltd. (IT; China) were among the largest relative performance contributors.
Market Capitalization	Negative	The Fund’s investment in smaller capitalization companies versus the MSCI ACWI Ex USA Index detracted from relative returns for the period.
The Fund’s portfolio was overweight Financials, Energy, and Health Care sectors while underweight Information Technology, Industrials, and Communication Services sectors relative to the MSCI ACWI Ex USA. At the industry level, the portfolio was overweight Insurance, Pharmaceuticals, and Electronic Equipment Components while underweight Semiconductor & Semiconductor Equipment, Electrical Equipment, and Aerospace & Defense relative to the MSCI ACWI Ex USA.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	37.99%	11.58%	10.23%
Class A - excluding sales load	45.23%	12.73%	10.80%
Bloomberg World ex US Large & Mid Cap Index[1]	27.42%	8.41%	9.88%
MSCI All Country World Ex USA Index	27.66%	8.79%	9.93%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 185,981,820
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,032,354
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$185,981,820
Total number of portfolio holdings	89
Total advisory fees paid	$1,032,354
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.5%
Information Technology	18.6%
Industrials	11.7%
Health Care	9.0%
Materials	7.2%
Consumer Discretionary	7.0%
Energy	6.6%
Consumer Staples	5.2%
Communication Services	3.0%
Utilities	2.1%
Real Estate	0.8%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.2%
South Korea	10.4%
United Kingdom	8.5%
China	7.5%
Taiwan	7.4%
France	6.9%
Canada	6.3%
India	4.2%
Germany	4.1%
Netherlands	3.7%
Australia	3.7%
Switzerland	3.4%
Other Countries	18.4%
Preferred Stocks	1.0%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%